Non-Controlling Interest (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of other non-controlling interests
June 30, 2025
Other long-term liabilities	$693
Trade and other payables	$38

Summary of financial information for the subsidiaries of non-controlling interests

Summarized financial information for the Company’s subsidiaries that have non-controlling interests is set out below. The amounts are before intercompany eliminations.

As at June 30, 2025:	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets (liabilities)	Carrying amount of NCI
2467264 Ontario Inc.	$2	$-	$(928)	$-	$(926)	$(45)
OFIT RT	156	1,747	(136)	(1,510)	257	564
	$158	$1,747	$(1,064)	$(1,510)	$(669)	$519

As at June 30, 2024:	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets (liabilities)	Carrying amount of NCI
2467264 Ontario Inc.	$2	$-	$(928)	$-	$(926)	$(45)
OFIT GM	561	4,237	(771)	(4,039)	(12)	1,766
OFIT RT	160	1,768	(98)	(1,569)	261	640
	$723	$6,005	$1,797	$5,608	$(677)	$2,361

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

23. Non-Controlling Interest (continued):

	Year ended June 30, 2025
	Comprehensive income (loss)	Allocated to NCI
OFIT RT	$(152)	$(76)
2467264 Ontario Inc.	-	-
	$(152)	$(76)

	Year ended June 30, 2024
	Comprehensive income (loss)	Allocated to NCI

2467264 Ontario Inc.	$156	$-
OFIT GM	(160)	(80)
OFIT RT	(60)	(30)
Solar Alliance DevCo LLC	61	15
	$(3)	(95)

	Year ended June 30, 2025
	Net cash flows from operating activities	Net cash flows from investing activities	Net cash flows used in financing activities

OFIT RT	$71	$-	$58
2467264 Ontario Inc.	-	-	-

	Year ended June 30, 2024
	Net cash flows from operating activities	Net cash flows from investing activities	Net cash flows used in financing activities

2467264 Ontario Inc.	$2	$-	$-
OFIT GM	434	243	(289)
OFIT RT	25	201	(106)